Finance lease - Assets recorded under finance leases (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Finance lease
Vessels and vessel equipment, net of accumulated depreciation	$ 296,708,230	$ 310,095,004
Deferred drydock expenditures, net of accumulated amortization	4,419,417	3,883,056
Ballast water treatment systems, installation in progress	221,277	156,548
Vessel held for sale		8,083,405
Total finance lease asset	$ 301,348,924	$ 322,218,013